Investment Securities, Other-Than-Temporary-Impairment (Details)	Dec. 31, 2013 Security
Investment security impairment - Other Than Temporary Impairment [Abstract]
Number of securities in portfolio	209
Number of securities in portfolio in unrealized loss position	111